Derivative Instruments And Hedging Activities	12 Months Ended
Dec. 31, 2016
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Derivative Instruments And Hedging Activities

NOTE 15 – Derivative Instruments and Hedging Activities

We use interest rate swaps as part of our interest rate risk management strategy. Interest rate swaps generally involve the exchange of fixed and variable rate interest payments between two parties, based on a common notional principal amount and maturity date with no exchange of underlying principal amounts. Interest rate swaps designated as cash flow hedges involve the receipt of variable amounts from a counterparty in exchange for our company making fixed payments. Our policy is not to offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments recognized at fair value executed with the same counterparty under master netting arrangements.

The following table provides the notional values and fair values of our derivative instruments as of December 31, 2016 and 2015 (in thousands):

	December 31, 2016
	Asset Derivatives
	Notional Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under Topic 815:
Cash flow interest rate contracts	$790,000	Other assets	$10,390

	December 31, 2016
	Liability Derivatives
	Notional Value	Balance Sheet Location	Fair Value
Cash flow interest rate contracts	$121,442	Accounts payable and accrued expenses	$1,823

December 31, 2015
Asset Derivatives
	Notional Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under Topic 815:
Cash flow interest rate contracts	$—	Other assets	$—

	December 31, 2015
	Liability Derivatives
	Notional Value	Balance Sheet Location	Fair Value
Cash flow interest rate contracts	$179,110	Accounts payable and accrued expenses	$3,591

Cash Flow Hedges

We have entered into interest rate swap agreements that effectively modify our exposure to interest rate risk by converting floating rate debt to a fixed rate debt. The swaps have an average remaining life of 3.4 years.

Any unrealized gains or losses related to cash flow hedging instruments are reclassified from accumulated other comprehensive loss into earnings in the same period the hedged forecasted transaction affects earnings and are recorded in interest expense in the consolidated statements of operations. The ineffective portion of the cash flow hedging instruments is recorded in other income or other operating expense in the consolidated statements of operations. The loss recognized during the year ended December 31, 2016, related to ineffectiveness was insignificant.

Amounts reported in accumulated other comprehensive loss related to derivatives will be reclassified to interest expense as interest payments are made on our variable rate deposits. During the next twelve months, we estimate that $2.1 million will be reclassified as an increase to interest expense.

The following table shows the effect of our company’s derivative instruments in the consolidated statements of operations for the years ended December 31, 2016, 2015, and 2014 (in thousands):

	Year Ended December 31, 2016
	Gain/(Loss) Recognized in OCI (Effectiveness)	Location of Loss Reclassified From OCI Into Income	Loss Reclassified From OCI Into Income	Location of Loss Recognized in OCI (Ineffectiveness)	Loss Recognized Due to Ineffectiveness
Cash flow interest rate contracts	$6,383	Interest Expense	$5,444	Interest Expense	$30

	Year Ended December 31, 2015
	Gain/(Loss) Recognized in OCI (Effectiveness)	Location of Loss Reclassified From OCI Into Income	Loss Reclassified From OCI Into Income	Location of Loss Recognized in OCI (Ineffectiveness)	Loss Recognized Due to Ineffectiveness
Cash flow interest rate contracts	$(2,137)	Interest expense	$3,824	N/A	$—

	Year Ended December 31, 2014
	Gain/(Loss) Recognized in OCI (Effectiveness)	Location of Loss Reclassified From OCI Into Income	Loss Reclassified From OCI Into Income	Location of Loss Recognized in OCI (Ineffectiveness)	Loss Recognized Due to Ineffectiveness
Cash flow interest rate contracts	$(2,576)	Interest expense	$6,068	N/A	$—

We maintain a risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate volatility. Our goal is to manage sensitivity to changes in rates by hedging the maturity characteristics of variable rate affiliated deposits, thereby limiting the impact on earnings. By using derivative instruments, we are exposed to credit and market risk on those derivative positions. We manage the market risk associated with interest rate contracts by establishing and monitoring limits as to the types and degree of risk that may be undertaken. Credit risk is equal to the extent of the fair value gain in a derivative if the counterparty fails to perform. When the fair value of a derivative contract is positive, this generally indicates that the counterparty owes our company and, therefore, creates a repayment risk for our company. When the fair value of a derivative contract is negative, we owe the counterparty and, therefore, have no repayment risk. See Note 6 in the notes to our consolidated financial statements for further discussion on how we determine the fair value of our financial instruments. We minimize the credit (or repayment) risk in derivative instruments by entering into transactions with high-quality counterparties that are reviewed periodically by senior management.

Credit Risk-Related Contingency Features

We have agreements with our derivative counterparties containing provisions where if we default on any of our indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then we could also be declared in default on our derivative obligations.

We have agreements with certain of our derivative counterparties that contain provisions where if our shareholders’ equity declines below a specified threshold or if we fail to maintain a specified minimum shareholders’ equity, then we could be declared in default on our derivative obligations.

Certain of our agreements with our derivative counterparties contain provisions where if a specified event or condition occurs that materially changes our creditworthiness in an adverse manner, we may be required to fully collateralize our obligations under the derivative instrument.

Regulatory Capital-Related Contingency Features

Certain of our derivative instruments contain provisions that require us to maintain our capital adequacy requirements. If we were to lose our status as “adequately capitalized,” we would be in violation of those provisions, and the counterparties of the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions.

As of December 31, 2016, the fair value of derivatives in a liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $1.8 million (termination value). We have minimum collateral posting thresholds with certain of our derivative counterparties and have posted cash collateral of $12.0 million against our obligations under these agreements. If we had breached any of these provisions at December 31, 2016, we would have been required to settle our obligations under the agreements at the termination value.

Counterparty Risk

In the event of counterparty default, our economic loss may be higher than the uncollateralized exposure of our derivatives if we were not able to replace the defaulted derivatives in a timely fashion. We monitor the risk that our uncollateralized exposure to each of our counterparties for interest rate swaps will increase under certain adverse market conditions by performing periodic market stress tests. These tests evaluate the potential additional uncollateralized exposure we would have to each of these derivative counterparties assuming changes in the level of market rates over a brief time period.